Financial Instruments - Summary of Offsetting Risk Management Positions (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Risk management asset, gross	$ 80	$ 38
Risk management asset, amount offset	(34)	(18)
Net risk management asset	46	20
Risk management liabilities, gross	70	31
Risk management liabilities, amount offset	(34)	(18)
Net risk management liabilities	36	13
Risk management net, gross	10	7
Risk management net, amount offset	0	0
Risk management net	$ 10	$ 7